Intangible Assets and Non-current Asset Impairment - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Display CGU [member]
Statement [line Items]
Goodwill allocated to CGU	₩ 47,419